Significant Accounting Policies - Intangible Assets Other Than Goodwill and Segment Reporting (Details)	6 Months Ended
Jun. 30, 2017 segment
Segment reporting
Number of principal business segments	2
Minimum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	2 years
Maximum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	5 years